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     2002 Semiannual Report
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     JANUS MERCURY FUND
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                                                            [LOGO] JANUS

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TABLE OF CONTENTS

     Portfolio Manager Commentary
       and Schedule of Investments ..................................     1

     Statement of Assets and Liabilities ............................     5

     Statement of Operations ........................................     6

     Statement of Changes in Net Assets .............................     7

     Financial Highlights ...........................................     8

     Notes to Schedule of Investments ...............................     9

     Notes to Financial Statements ..................................    10

     Explanation of Charts and Tables ...............................    14

     Shareholder Meeting ............................................    16

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If you'd like to keep track of other Janus funds, all reports are available online at www.janus.com.
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JANUS MERCURY FUND                             Warren Lammert, portfolio manager

Janus Mercury Fund lost 5.44%, during the six month period ended April 30, 2002, trailing a 2.31% gain by its benchmark, the S&P 500 Index.(1)

These results came against a backdrop of continued stock market volatility and economic uncertainty. While GDP rose 5.6% in the first quarter, the increase was driven significantly by a rebuilding of inventories. Prospects for a recovery in capital spending remain unclear.

[PHOTO]

Our results in the period were hurt by the performance of three holdings: Enron, Tyco and Nokia.

Rapid growth often occurs in the context of change. The dynamics of change provide opportunities for companies to emerge and grow but also carry inherent risks. Amid the turbulence, apparent opportunities occasionally prove to be illusions, and so it was with Enron. We initiated a significant position in Enron in early 1999, impressed by the company's pioneering efforts in the newly deregulated natural gas and wholesale electricity trading markets. We were fortunate to have sold much of our stock in early 2000 and, on balance, the Fund benefited over the life of the position. However, we sold the last of our shares in November as we, and the market, lost confidence in Enron's accounting and disclosure.

Meanwhile, Tyco became a casualty of the increased focus on corporate disclosure that emerged from the Enron affair. We have not found evidence of impropriety in Tyco's accounting. However, our confidence in management's ability to execute was shaken by the company's on again, off again reorganization plan.

Shares of Nokia gave up gains won in late 2001 after concerns intensified regarding the sustainability of growth in the cellular handset and infrastructure markets. Against the broad and severe downturn in technology spending over the last 18 months, we have cut the Fund's technology exposure quite significantly, though we have admittedly not been ahead of the curve in doing so. Recognizing the increased challenges presented by the difficult industry environment, we have trimmed our Nokia position considerably even though we continue to be impressed by Nokia's competitive position and outstanding internal execution.

There was also good news in the portfolio during this period. Supplemental insurance provider AFLAC emerged as a clear standout. We purchased the stock after our analyst Dan Kozlowski became convinced that a stumble in the Japanese market - a country that accounted for more than 75% of AFLAC's consolidated revenue in fiscal 2001 - was temporary. We were rewarded this quarter as sales in Japan regained momentum.

Defense electronics leader Raytheon also gained. The company benefited from a dramatic improvement in sentiment surrounding the defense sector after September
11. Also important, however, was a substantial improvement in the company's operating performance that became apparent when Raytheon released fourth-quarter earnings in late January. While we sold a portion of our position late in the period to reflect the higher valuation, we have maintained significant exposure to the company. Electronics are expected to be the most rapidly growing sector within the defense industry, and we anticipate continued gains in Raytheon's internal operating performance over the next several years.

With respect to strategy, we are not making any major calls regarding the strength of the economic upturn. We are focusing on individual company fundamentals and are looking for attractive internal dynamics, earnings expectations that can be achieved and reasonable valuations. We are willing to buy growth where we can find it, but are taking a more flexible approach in positioning the portfolio. We recognize this has been a difficult period that has been dominated by the risks of investing in stocks. Despite our missteps, we continue to believe that our commitment to deep fundamental research will bear rewards over a longer period of time in the future as it has in the past.

Thank you for your investment in Janus Mercury Fund.

(1)  Both returns include reinvested dividends and distributions.

Past performance does not guarantee future results.

There is no assurance that the investment process will consistently lead to successful investing.

                                           Janus Mercury Fund  April 30, 2002  1
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Portfolio Profile
(% of Net Assets)                            April 30, 2002     October 31, 2001
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Equities                                              92.3%                92.8%
  Foreign                                             15.7%                16.0%
    European                                           4.9%                 6.9%
Top 10 Equities                                       30.8%                39.3%
Number of Stocks                                         62                   60
Cash and Cash Equivalents                              7.7%                 7.2%

Top 5 Industries
                                             April 30, 2002     October 31, 2001
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Medical - Drugs                                        7.9%                 7.9%
Cable Television                                       6.5%                10.2%
Broadcast Services and Programming                     5.1%                 3.7%
Diversified Financial Services                         4.7%                 4.3%
Telecommunication Equipment                            4.3%                 6.6%

Top 10 Equity Holdings
                                             April 30, 2002     October 31, 2001
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Citigroup, Inc.                                        4.7%                 4.3%
Nokia Oyj (ADR)                                        4.3%                 6.6%
Liberty Media Corp.                                    3.9%                 3.7%
Pfizer, Inc.                                           3.6%                 4.5%
Berkshire Hathaway, Inc. - Class B                     2.9%                 2.5%
Tenet Healthcare Corp.                                 2.5%                 2.1%
Electronic Arts, Inc.                                  2.4%                 1.8%
Laboratory Corporation of
  America Holdings                                     2.3%                 1.7%
Analog Devices, Inc.                                   2.1%                 3.3%
Fannie Mae                                             2.1%                 1.6%

Average Annual Total Return - for the periods ended April 30, 2002

One Year       Five Year       Since 5/3/93*
(31.05)%        11.33%            15.17%

Janus Mercury
Fund
$35,597

S&P 500 Index
$28,994

Performance Overview

[GRAPHIC OMITTED]

A graphic comparison of the change in value of a hypothetical $10,000 investment in Janus Mercury Fund and the S&P 500 Index. Janus Mercury Fund is represented by a shaded area of blue. The S&P 500 Index is represented by a solid black line. The "y" axis reflects the value of the investment. The "x" axis reflects the computation periods from inception, May 3, 1993, through April 30, 2002. The lower right quadrant reflects the ending value of the hypothetical investment in Janus Mercury Fund ($35,597) as compared to the S&P 500 Index ($28,994).

*The Fund's inception date.
Source - Lipper, a Reuters Company 2002.
See "Explanation of Charts and Tables."

Due to market volatility, current performance may be higher or lower than the figures shown. Call 1-800-525-3713 or visit janus.com for more current performance information. Past performance is no guarantee of future results and investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return includes reinvestment of dividends, distributions and capital gains.

The S&P 500 is the Standard & Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices. The Fund's portfolio may differ significantly from the securities held in the index. The index is not available for direct investment; therefore its performance does not reflect the expenses associated with the active management of an actual portfolio.

Schedule of Investments (unaudited)

Shares or Principal Amount                                         Market Value
================================================================================
Common Stock - 92.3%
Aerospace and Defense - 1.6%
   2,646,695    Raytheon Co. ................................     $  111,955,199

Applications Software - 1.1%
   1,010,680    Infosys Technologies, Ltd. ..................         76,208,949

Broadcast Services and Programming - 5.1%
   3,740,312    Cablevision Systems Corp. - Rainbow
                  Media Group* ..............................     $   82,660,895
  25,198,113    Liberty Media Corp. - Class A* ..............        269,619,809

                                                                     352,280,704

Cable Television - 6.5%
   4,248,920    Cablevision Systems - Class A* ..............         99,849,620
   3,953,750    Charter Communications, Inc. - Class A* .....         32,381,213
   4,335,360    Comcast Corp. - Special Class A* ............        115,970,880
   3,345,715    Cox Communications, Inc. - Class A* .........        111,713,424
   3,071,970    USA Networks, Inc.* .........................         91,882,623

                                                                     451,797,760

See Notes to Schedule of Investments.

2  Janus Mercury Fund  April 30, 2002

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JANUS MERCURY FUND

Schedule of Investments (unaudited)

Shares or Principal Amount                                         Market Value
================================================================================
Computer Services - 0.5%
     647,660    Electronic Data Systems Corp. ...............     $   35,142,032

Computers - Integrated Systems - 0.6%
   1,693,955    Brocade Communications Systems, Inc.* .......         43,348,308

Consulting Services - 0.7%
   2,252,120    Accenture, Ltd.* ............................         48,285,453

Diversified Financial Services - 4.7%
   7,514,403    Citigroup, Inc. .............................        325,373,650

Diversified Operations - 3.1%
   3,831,370    Cendant Corp.* ..............................         68,926,346
   2,672,450    Honeywell International, Inc. ...............         98,025,466
   2,452,150    Tyco International, Ltd. ....................         45,242,168

                                                                     212,193,980

E-Commerce/Products - 1.7%
   7,120,995    Amazon.com, Inc.* ...........................        118,849,407

E-Commerce/Services - 1.8%
   1,333,935    eBay, Inc.* .................................         70,831,948
   1,830,875    TMP Worldwide, Inc.* ........................         55,237,499

                                                                     126,069,447

Electronic Components - Miscellaneous - 3.5%
   4,596,160    Celestica, Inc. - New York Shares* ..........        127,313,632
   8,485,585    Flextronics International, Ltd.* ............        117,525,352

                                                                     244,838,984

Electronic Components - Semiconductors - 1.4%
     968,390    Broadcom Corp. - Class A* ...................         33,409,455
   1,347,820    National Semiconductor Corp.* ...............         42,483,286
     590,800    NVIDIA Corp.* ...............................         20,565,748

                                                                      96,458,489

Entertainment Software - 2.4%
   2,832,610    Electronic Arts, Inc.* ......................        167,265,620

Finance - Consumer Loans - 0.8%
     959,955    Household International, Inc. ...............         55,955,777

Finance - Investment Bankers/Brokers - 2.9%
   1,435,900    Goldman Sachs Group, Inc. ...................        113,077,125
   2,488,115    J.P. Morgan Chase & Co. .....................         87,332,837

                                                                     200,409,962

Finance - Mortgage Loan Banker - 2.1%
   1,867,090    Fannie Mae ..................................        147,369,414

Food - Retail - 0.5%
     837,695    Safeway, Inc.* ..............................         35,141,305

Health Care Cost Containment - 1.9%
   3,289,905    McKesson Corp. ..............................        132,879,263

Internet Brokers - 0.8%
   7,450,560    E*TRADE Group, Inc.* ........................         56,177,222

Life and Health Insurance - 2.7%
   3,465,830    AFLAC, Inc. .................................        103,628,317
     756,440    CIGNA Corp. .................................         82,451,960

                                                                     186,080,277

Medical - Biomedical and Genetic - 2.0%
   1,844,495    Genzyme Corp.* ..............................     $   75,513,625
   3,151,895    Millennium Pharmaceuticals, Inc.* ...........         62,911,824

                                                                     138,425,449

Medical - Drugs - 7.9%
     936,560    Forest Laboratories, Inc.* ..................         72,246,238
   6,814,355    Pfizer, Inc. ................................        247,701,804
   3,780,865    Schering-Plough Corp. .......................        103,217,615
   2,245,335    Wyeth .......................................        127,984,095

                                                                     551,149,752

Medical - Hospitals - 2.5%
   2,334,030    Tenet Healthcare Corp.* .....................        171,247,781

Medical - Wholesale Drug Distributors - 1.2%
   1,189,200    Cardinal Health, Inc. .......................         82,352,100

Medical Labs and Testing Services - 2.3%
   1,627,805    Laboratory Corporation of America Holdings* .        161,478,256

Multi-Line Insurance - 1.8%
   3,074,570    Allstate Corp. ..............................        122,183,412

Multimedia - 4.2%
   3,611,254    AOL Time Warner, Inc.* ......................         68,686,051
   2,906,223    Viacom, Inc. - Class B* .....................        136,883,103
   3,655,480    Walt Disney Co. .............................         84,734,026

                                                                     290,303,180

Oil - Field Services - 1.7%
   3,169,595    BJ Services Co.* ............................        116,450,920

Oil Companies - Exploration and Production - 0.6%
     443,070    Murphy Oil Corp.* ...........................         41,803,655

Oil Companies - Integrated - 1.6%
   4,569,925    Petroleo Brasileiro S.A. (ADR) ..............        112,420,155

Oil Field Machinery and Equipment - 0.9%
     955,775    Smith International, Inc.* ..................         66,952,039

Property and Casualty Insurance - 3.2%
   3,164,695    ACE, Ltd. ...................................        137,727,526
     888,675    XL Capital, Ltd. - Class A ..................         83,846,486

                                                                     221,574,012

Reinsurance - 2.9%
      83,460    Berkshire Hathaway, Inc. - Class B* .........        203,058,180

Retail - Building Products - 1.3%
   1,903,965    Home Depot, Inc. ............................         88,286,857

Retail - Discount - 1.5%
   2,819,473    Dollar Tree Stores, Inc.* ...................        107,534,700

Retail - Jewelry - 0.5%
     795,915    Tiffany & Co. ...............................         31,637,621

Semiconductor Components/Integrated Circuits - 3.1%
   4,011,000    Analog Devices, Inc.* .......................        148,246,560
   1,310,180    Maxim Integrated Products, Inc.* ............         65,246,964

                                                                     213,493,524

Semiconductor Equipment - 0.6%
   1,715,503    ASM Lithography Holding N.V.
                  - New York Shares*,** .....................         38,307,182

Super-Regional Banks - 1.5%
   1,544,720    Fifth Third Bancorp .........................        105,952,345

See Notes to Schedule of Investments.

                                           Janus Mercury Fund  April 30, 2002  3

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JANUS MERCURY FUND

Schedule of Investments (unaudited)

Shares or Principal Amount                                         Market Value
================================================================================
Telecommunication Equipment - 4.3%
  18,420,580    Nokia Oyj (ADR)** ...........................     $  299,518,631

Tools - Hand Held - 0.3%
     412,310    Stanley Works Co. ...........................         19,164,169
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Total Common Stock (cost $6,814,776,086) ....................      6,407,375,122
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Short-Term Corporate Note - 0.1%
                Citigroup, Inc.
   4,500,000      1.83%, 5/1/02 (amortized cost $4,500,000) .          4,500,000
--------------------------------------------------------------------------------
Time Deposits - 4.3%
                SouthTrust Bank ETD
 300,000,000      1.8125%, 5/1/02 (cost $300,000,000) .......        300,000,000
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U.S. Government Agencies - 1.4%
                Fannie Mae
  50,000,000      1.90%, 7/19/02 ............................         49,812,500
                Federal Home Loan Bank System
  50,000,000      1.79%, 5/14/02 ............................         49,969,847
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Total U.S. Government Agencies (cost $99,761,375) ...........         99,782,347
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Total Investments (total cost $7,219,037,461) - 98.1% .......      6,811,657,469
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Cash, Receivables and Other Assets, net of Liabilities - 1.9%        128,676,458
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Net Assets - 100% ...........................................     $6,940,333,927
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Summary of Investments by Country, April 30, 2002

Country                        % of Investment Securities          Market Value
--------------------------------------------------------------------------------
Bermuda                                              4.6%         $  315,101,633
Brazil                                               1.6%            112,420,155
Canada                                               1.9%            127,313,632
Finland                                              4.4%            299,518,631
India                                                1.1%             76,208,949
Netherlands                                          0.6%             38,307,182
Singapore                                            1.7%            117,525,352
United States++                                     84.1%          5,725,261,935
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Total                                              100.0%         $6,811,657,469

++Includes Short-Term Securities (78.1% excluding Short-Term Securities)

Forward Currency Contracts, Open at April 30, 2002

Currency Sold and                  Currency            Currency       Unrealized
Settlement Date                  Units Sold     Value in $ U.S.      Gain/(Loss)
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Euro 5/10/02                      5,100,000      $    4,593,182    $    (24,525)
Euro 5/24/02                     26,850,000          24,164,944        (898,137)
Euro 6/21/02                     86,800,000          78,024,637      (2,716,637)
Euro 10/25/02                    41,400,000          37,035,388        (458,489)
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Total                                            $  143,818,151    $ (4,097,788)

See Notes to Schedule of Investments.

4  Janus Mercury Fund  April 30, 2002

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STATEMENT OF ASSETS AND LIABILITIES

For the six months ended
April 30, 2002 (unaudited)
(all numbers in thousands)

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Assets:
Investments at cost                                                 $  7,219,037

Investments at value                                                $  6,811,657
  Cash                                                                     1,097
  Receivables:
    Investments sold                                                     169,253
    Fund shares sold                                                      11,949
    Dividends                                                              6,317
    Interest                                                                  15
  Other assets                                                                16
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Total Assets                                                           7,000,304
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Liabilities:
  Payables:
    Investments purchased                                                 35,797
    Fund shares repurchased                                               13,063
    Advisory fees                                                          3,928
    Transfer agent fees and expenses                                       1,498
  Accrued expenses                                                         1,586
  Forward currency contracts                                               4,098
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Total Liabilities                                                         59,970
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Net Assets                                                          $  6,940,334
Shares Outstanding, $0.01 Par Value
  (unlimited shares authorized)                                          384,273

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Net Asset Value Per Share                                           $      18.06
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See Notes to Financial Statements.

                                           Janus Mercury Fund  April 30, 2002  5

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STATEMENT OF OPERATIONS

For the six months ended
April 30, 2002 (unaudited)
(all numbers in thousands)

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Investment Income:
  Interest                                                          $      4,118
  Dividends                                                               31,179
  Foreign tax withheld                                                     (720)
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Total Investment Income                                                   34,577
--------------------------------------------------------------------------------
Expenses:
  Advisory fees                                                           25,729
  Transfer agent fees and expenses                                         8,961
  Registration fees                                                           46
  Postage and mailing expenses                                               681
  Custodian fees                                                             230
  Printing expenses                                                          815
  Audit fees                                                                  15
  Trustees' fees and expenses                                                 23
  Other expenses                                                              40
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Total Expenses                                                            36,540
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Expense and Fee Offsets                                                    (587)
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Net Expenses                                                              35,953
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Net Investment Income/(Loss)                                             (1,376)
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Net Realized and Unrealized Gain/(Loss) on Investments:
  Net realized gain/(loss) from securities transactions              (1,170,029)
  Net realized gain/(loss) from foreign
    currency transactions                                                  6,544
  Change in net unrealized appreciation/(depreciation)
    of investments and foreign currency translations                     780,796
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Net Realized and Unrealized Gain/(Loss) on Investments                 (382,689)
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Net Increase/(Decrease) in Net Assets Resulting from Operations     $  (384,065)
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See Notes to Financial Statements.

6  Janus Mercury Fund  April 30, 2002

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STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2002 (unaudited)
and for the fiscal year ended October 31, 2001
(all numbers in thousands)                                                 2002             2001
------------------------------------------------------------------------------------------------
Operations:
  Net investment income/(loss)                                     $    (1,376)     $     17,987
  Net realized gain/(loss) from investment and
    foreign currency transactions                                   (1,163,485)      (4,190,555)
  Change in unrealized net appreciation/(depreciation)
    of investments and foreign currency translations                    780,796      (3,177,828)
------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting from Operations       (384,065)      (7,350,396)
------------------------------------------------------------------------------------------------
Dividends and Distributions to Shareholders:
  Net investment income*                                               (17,962)         (10,751)
  Net realized gain from investment transactions*                            --      (1,759,634)
------------------------------------------------------------------------------------------------
Net Decrease from Dividends and Distributions                          (17,962)      (1,770,385)
------------------------------------------------------------------------------------------------
Capital Share Transactions:
  Shares sold                                                           731,608        2,624,338
  Reinvested dividends and distributions                                 16,761        1,639,530
  Shares repurchased                                                (1,316,490)      (3,580,540)
------------------------------------------------------------------------------------------------
Net Increase/(Decrease) from Capital Share Transactions               (568,121)         683,328
------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets                                 (970,148)      (8,437,453)
Net Assets:
  Beginning of period                                              $  7,910,482     $ 16,347,935
------------------------------------------------------------------------------------------------
  End of period                                                    $  6,940,334     $  7,910,482
------------------------------------------------------------------------------------------------

Net Assets Consist of:
  Capital (par value and paid-in surplus)*                         $ 12,821,961     $ 13,390,082
  Accumulated net investment income/(loss)*                             (1,365)           17,973
  Accumulated net realized gain/(loss) from investments*            (5,468,784)      (4,305,299)
  Unrealized appreciation/(depreciation) of
    investments and foreign currency translations                     (411,478)      (1,192,274)
------------------------------------------------------------------------------------------------
                                                                   $  6,940,334     $  7,910,482
------------------------------------------------------------------------------------------------
Transactions in Fund Shares:
  Shares sold                                                            36,790           97,016
  Reinvested distributions                                                  823           51,917
------------------------------------------------------------------------------------------------
Total                                                                    37,613          148,933
------------------------------------------------------------------------------------------------
  Shares repurchased                                                   (66,564)        (138,465)
Net Increase/(Decrease) in Fund Shares                                 (28,951)          10,468
Shares Outstanding, Beginning of Period                                 413,224          402,756
------------------------------------------------------------------------------------------------
Shares Outstanding, End of Period                                       384,273          413,224
------------------------------------------------------------------------------------------------

Purchases and Sales of Investment Securities:
 (excluding short-term securities)
  Purchases of securities                                          $  2,868,438     $  8,899,237
  Proceeds from sales of securities                                   3,417,294        8,266,257
  Purchases of long-term U.S. government obligations                         --               --
  Proceeds from sales of long-term U.S. government obligations               --               --

*See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

                                           Janus Mercury Fund  April 30, 2002  7

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FINANCIAL HIGHLIGHTS

For a share outstanding during the
six months ended April 30, 2002 (unaudited)
and through each fiscal year ended October 31     2002           2001           2000           1999          1998          1997

-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $    19.14     $    40.59     $    35.65     $    20.77    $    18.65    $    18.20
-------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                      --            .04            .03             --         (.01)         (.01)
  Net gains/(losses) on securities
    (both realized and unrealized)              (1.04)        (17.05)           8.18          16.89          4.07          2.82
-------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                (1.04)        (17.01)           8.21          16.89          4.06          2.81
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions:
  Dividends (from net investment income)*        (.04)          (.03)             --             --         (.04)         (.08)
  Distributions (from capital gains)*               --         (4.41)         (3.27)         (2.01)        (1.90)        (2.28)
-------------------------------------------------------------------------------------------------------------------------------
Total Distributions                              (.04)         (4.44)         (3.27)         (2.01)        (1.94)        (2.36)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $    18.06     $    19.14     $    40.59     $    35.65    $    20.77    $    18.65
-------------------------------------------------------------------------------------------------------------------------------
Total Return**                                 (5.44)%       (46.21)%         22.99%         86.02%        24.75%        17.07%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)    $6,940,334     $7,910,482    $16,347,935     $9,059,883    $2,368,077    $1,971,049
Average Net Assets for the Period
  (in thousands)                            $7,982,091    $11,243,108    $15,903,790     $5,258,427    $2,103,414    $2,045,901
Ratio of Gross Expenses to
  Average Net Assets***(1)                       0.92%          0.89%          0.89%          0.93%         0.97%         0.98%
Ratio of Net Expenses to
  Average Net Assets***(1)                       0.91%          0.88%          0.88%          0.91%         0.94%         0.96%
Ratio of Net Investment Income/
 (Loss) to Average Net Assets***               (0.03)%          0.16%          0.08%        (0.39)%       (0.33)%         0.21%
Portfolio Turnover Rate***                         78%            83%            71%            89%          105%          157%

(1)  See "Explanation of Charts and Tables."
    *See Note 3 in Notes to Financial Statements.
   **Total return not annualized for periods of less than one full year. ***Annualized for periods of less than one full year.

See Notes to Financial Statements.

8  Janus Mercury Fund  April 30, 2002

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NOTES TO SCHEDULE OF INVESTMENTS

 * Non-income-producing security
** A portion of this security has been segregated to cover segregation requirements on forward currency contracts.

                                           Janus Mercury Fund  April 30, 2002  9

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NOTES TO FINANCIAL STATEMENTS

The following section describes the organization and significant accounting policies of Janus Mercury Fund (the "Fund") and provides more detailed information about the schedules and tables that appear throughout this report. In addition, the Notes explain how the Fund operates and the methods used in preparing and presenting this report.

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Janus Investment Fund (the "Trust") is registered under the Investment Company Act of 1940 (the "1940 Act") as a no-load, open-end management investment company. The Fund invests primarily in equity securities. The Fund is diversified as defined in the 1940 Act.

The following accounting policies have been consistently followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America in the investment company industry.

INVESTMENT VALUATION
Securities are valued at the closing price for securities traded on a principal exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's Trustees. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Foreign securities are converted to U.S. dollars using exchange rates at the close of the New York Stock Exchange. When market quotations are not readily available, securities are valued at their fair value as determined in good faith under procedures established by and under the supervision of the Fund's Trustees.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME
Investment transactions are accounted for as of the date purchased or sold. Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

FORWARD CURRENCY TRANSACTIONS AND FUTURES CONTRACTS
The Fund enters into forward currency contracts in order to reduce its exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contract is included in net realized gain or loss from foreign currency transactions.

Forward currency contracts held by the Fund are fully collateralized by other securities, which are denoted in the accompanying Schedule of Investments. Such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the value of assets and liabilities, including investments in securities at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

10  Janus Mercury Fund  April 30, 2002

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Currency gain and loss are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to security transactions and income.

The Fund may enter into futures contracts and options on securities, financial indices and foreign currencies, forward contracts and interest rate swaps and swap-related products. The Fund intends to use such derivative instruments primarily to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts and options may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts are marked to market daily, and the resultant variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally, open forward and futures contracts are marked to market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end.

Foreign-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

INITIAL PUBLIC OFFERINGS
The Fund may invest in initial public offerings (IPOs). IPOs and other investment techniques may have a magnified performance impact on a fund with a small asset base. The Fund may not experience similar performance as its assets grow.

RESTRICTED SECURITY TRANSACTIONS
Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security which the Fund seeks to sell. In addition, these securities may exhibit greater price volatlity than securities for which secondary markets exist.

DIVIDEND DISTRIBUTIONS AND EXPENSES
The Fund generally declares and distributes dividends and capital gains (if any) annually. The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses.

ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES
No provision for income taxes is included in the accompanying financial statements as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with the Internal Revenue Code applicable to regulated investment companies.

                                          Janus Mercury Fund  April 30, 2002  11

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--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (continued)

2.   INVESTMENT ADVISORY AGREEMENT AND OTHER
     TRANSACTIONS WITH AFFILIATES

The advisory agreement with the Fund spells out the fees that the Fund must pay. The Fund's management fee is equal to 0.65% of average daily net assets.

Janus Services LLC, a wholly owned subsidiary of Janus Capital Management LLC ("Janus Capital"), receives an annual fee of 0.16% of the Fund's average net assets, plus $4.00 per shareholder account for transfer agent services plus reimbursement of certain out-of-pocket expenses (primarily postage and telephone charges).

Officers and trustees of the Fund may also be officers and/or directors of Janus Capital; however, such officers and trustees receive no compensation from the Fund.

The Fund's expenses may be reduced by voluntary brokerage credits from unaffiliated brokers. Such credits are included in Expense and Fee Offsets in the Statement of Operations. Brokerage commissions paid to the unaffiliated brokers reduce transfer agent fees and expenses.

DST Systems, Inc. (DST), an affiliate of Janus Capital through a degree of common ownership, provides a shareholder accounting system to the Fund. DST Securities, Inc., a wholly owned subsidiary of DST, is designated as an introductory broker on certain portfolio transactions. Brokerage commissions paid to DST Securities, Inc. serve to reduce transfer agent fees and expenses. Brokerage commissions paid, fees reduced on the net fees paid to DST for the period ended April 30, 2002, are noted below.

     DST Securities, Inc.               Fund
         Commissions                  Expense
            Paid*                    Reduction*                  DST Fees
================================================================================
         $182,528                    $136,930                    $864,955
--------------------------------------------------------------------------------
*The difference between commissions paid to DST Securities, Inc. and expenses reduced constitute commissions paid to an unaffiliated clearing broker.

12  Janus Mercury Fund  April 30, 2002

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3.   FEDERAL INCOME TAX

Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales, foreign currency transactions, net operating losses and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Accumulated capital losses noted below represent net capital loss carryovers as of October 31, 2001, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. These carryovers expire October 31, 2009.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2002, are as noted below:

 Accumulated       Federal Tax     Unrealized      Unrealized          Net
Capital Losses        Cost        Appreciation   (Depreciation)    Appreciation
--------------------------------------------------------------------------------
$(4,096,152,918)  $7,311,264,246  $652,343,813  $(1,151,950,690)  $(496,606,877)
--------------------------------------------------------------------------------

                                          Janus Mercury Fund  April 30, 2002  13

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EXPLANATION OF CHARTS AND TABLES (unaudited)

1.   PERFORMANCE OVERVIEWS

The performance overview graph on a previous page compares the performance of a $10,000 investment in the Fund (from inception) with one or more widely used market indices through April 30, 2002.

When comparing the performance of the Fund with an index, keep in mind that market indices do not include brokerage commissions that would be incurred if you purchased the individual securities in the index. They also do not include taxes payable on dividends and interest or operating expenses incurred if you maintained a portfolio invested in the index.

Average annual total returns are also quoted for the Fund. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

2.   SCHEDULE OF INVESTMENTS

Following the performance overview section is the Fund's Schedule of Investments. This schedule reports the industry concentrations and types of securities held in the Fund's portfolio on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. government obligations, etc.) and by industry classification (banking, communications, insurance, etc.).

The market value of each security is quoted as of the last day of the reporting period. The values of securities denominated in foreign currencies are converted into U.S. dollars.

A summary of investments by country is provided if the Fund invested in foreign securities in the period ended April 30, 2002. This summary reports the Fund's exposure to different countries by providing the percentage of securities invested in each country.

2A.  FORWARD CURRENCY CONTRACTS

A table listing forward currency contracts follows the Fund's Schedule of Investments (if applicable). Forward currency contracts are agreements to deliver or receive a preset amount of currency at a future date. Forward currency contracts are used to hedge against foreign currency risk in the Fund's long-term holdings.

The table provides the name of the foreign currency, the settlement date of the contract, the amount of the contract, the value of the currency in U.S. dollars and the amount of unrealized gain or loss. The amount of unrealized gain or loss reflects the change in currency exchange rates from the time the contract was opened to the last day of the reporting period.

3.   STATEMENT OF ASSETS AND LIABILITIES

This statement is often referred to as the "balance sheet." It lists the assets and liabilities of the Fund on the last day of the reporting period.

The Fund's assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on stocks owned and the receivable for Fund shares sold to investors but not yet settled. The Fund's liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The last line of this statement reports the Fund's net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund's net assets (assets minus liabilities) by the number of shares outstanding.

4.   STATEMENT OF OPERATIONS

This statement details the Fund's income, expenses, gains and losses on securities and currency transactions, and appreciation or depreciation of current portfolio holdings.

The first section in this statement, entitled "Investment Income," reports the dividends earned from stocks and interest earned from interest-bearing securities in the Fund.

14  Janus Mercury Fund  April 30, 2002

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The next section reports the expenses and expense offsets incurred by the Fund, including the advisory fee paid to the investment advisor, transfer agent fees, shareholder servicing expenses, and printing and postage for mailing statements, financial reports and prospectuses.

The last section lists the increase or decrease in the value of securities held in the Fund's portfolio. The Fund realizes a gain (or loss) when it sells a position in a particular security. An unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund's portfolio during the period. "Net Realized and Unrealized Gain/(Loss) on Investments" is affected both by changes in the market value of portfolio holdings and by gains (or losses) realized during the reporting period.

5.   STATEMENT OF CHANGES IN NET ASSETS

This statement reports the increase or decrease in the Fund's net assets during the reporting period. Changes in the Fund's net assets are attributable to investment operations, dividends, distributions and capital share transactions. This is important to investors because it shows exactly what caused the Fund's net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets because of the Fund's investment performance. The Fund's net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends in cash, money is taken out of the Fund to pay the distribution. If investors reinvest their dividends, the Fund's net assets will not be affected. If you compare the Fund's "Net Decrease from Dividends and Distributions" to the "Reinvested dividends and distributions," you'll notice that dividend distributions had little effect on the Fund's net assets. This is because the majority of Janus investors reinvest their distributions.

The reinvestment of dividends is included under "Capital Share Transactions." "Capital Shares" refers to the money investors contribute to the Fund through purchases or withdraw via redemptions. The Fund's net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

The section entitled "Net Assets Consist of" breaks down the components of the Fund's net assets. Because the Fund must distribute substantially all earnings, you'll notice that a significant portion of net assets is shareholder capital.

6.   FINANCIAL HIGHLIGHTS

This schedule provides a per-share breakdown of the components that affect the Fund's net asset value (NAV) for current and past reporting periods. Not only does this table provide you with total return, it also reports total distributions, asset size, expense ratios and portfolio turnover rate.

The first line in the table reflects the Fund's NAV per share at the beginning of the reporting period. The next line reports the Fund's net investment income per share, which comprises dividends and interest income earned on securities held by the Fund. Following is the total of gains, realized and unrealized. Dividends and distributions are then subtracted to arrive at the NAV per share at the end of the period.

Also included are the Fund's expense ratios, or the percentage of net assets that was used to cover operating expenses during the period. Expense ratios vary across funds for a number of reasons, including the differences in average shareholder account size, the frequency of dividend payments and the extent of foreign investments, which entail greater transaction costs.

The Fund's expenses may be reduced through expense-reduction arrangements. These arrangements include the use of brokerage commissions, uninvested cash balances earning interest or balance credits. The Statement of Operations reflects total expenses before any such offset, the amount of offset and the net expenses. The expense ratios listed in the Financial Highlights reflect total expenses both prior to any expense offset and after the offsets.

The ratio of net investment income/(loss) summarizes the income earned less expenses divided by the average net assets of a Fund during the reporting period. Don't confuse this ratio with a Fund's yield. The net investment income ratio is not a true measure of a Fund's yield because it doesn't take into account the dividends distributed to the Fund's investors.

The next ratio is the portfolio turnover rate, which measures the buying and selling activity in the Fund's portfolio. Portfolio turnover is affected by market conditions, changes in the size of a Fund, the nature of the Fund's investments and the investment style of the portfolio manager. A 100% rate implies that an amount equal to the value of the entire portfolio is turned over in a year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the portfolio is sold every six months.

                                          Janus Mercury Fund  April 30, 2002  15

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--------------------------------------------------------------------------------

SHAREHOLDER MEETING

Each of the prosposals described below were considered at a special meeting of the Fund's Shareholders. The meeting was held on January 31, 2002. Tabulations of the votes received on each of the proposals presented at the meeting appear below. Each vote reported represents a value held on the record date for the meeting.

PROPOSAL 1
To elect a board of Trustees of the Trust.

                                     Number of Shares              Percentage of Outstanding Shares    Percentage of Shares Voted
Trustees                Affirmative      Withheld         Total     Affirmative  Withheld    Total   Affirmative  Withheld    Total
------------------------------------------------------------------------------------------------------------------------------------
Thomas H. Bailey      13,231,258,082   734,360,127   13,965,618,209    55.39%      3.07%     58.46%     94.74%      5.26%    100.00%
Dennis B. Mullen      13,643,194,130   322,424,079   13,965,618,209    57.11%      1.35%     58.46%     97.69%      2.31%    100.00%
James T. Rothe        13,644,665,214   320,952,995   13,965,618,209    57.12%      1.34%     58.46%     97.70%      2.30%    100.00%
William D. Stewart    13,646,777,141   318,841,068   13,965,618,209    57.13%      1.33%     58.46%     97.72%      2.28%    100.00%
Martin H. Waldinger   13,641,999,929   323,618,280   13,965,618,209    57.11%      1.35%     58.46%     97.68%      2.32%    100.00%
------------------------------------------------------------------------------------------------------------------------------------

PROPOSAL 2
To consider and approve a new investment advisory agreement between Janus Investment Fund, on behalf of the Fund, and Janus Capital Corporation.

                                                                        Number of Shares
                                         Record
Fund                                  Total Shares      Affirmative          Against          Abstain
-------------------------------------------------------------------------------------------------------
Janus Mercury Fund                     415,555,951      201,846,053         6,934,168         7,302,940
-------------------------------------------------------------------------------------------------------
                                    Percentage of Outstanding Shares      Percentage of Shares Voted

Fund                                Affirmative   Against    Abstain   Affirmative   Against    Abstain
-------------------------------------------------------------------------------------------------------
Janus Mercury Fund                     48.57%      1.67%      1.76%       93.41%      3.21%      3.38%
-------------------------------------------------------------------------------------------------------

PROPOSAL 3
To authorize the trustees to adopt an Amended and Restated Agreement and Declaration of Trust.

                                                                                 Number of Shares
                                         Record                                                                Broker
Fund                                  Total Shares      Affirmative          Against          Abstain         Non-Votes
-----------------------------------------------------------------------------------------------------------------------
Janus Investment Fund                23,887,649,912   12,373,917,860       894,447,064      243,937,574      453,315,711
------------------------------------------------------------------------------------------------------------------------

                                             Percentage of Outstanding Shares                 Percentage of Shares Voted
                                                                            Broker                                       Broker
Fund                                    Affirmative   Against    Abstain   Non-Vote  Affirmative    Against    Abstain  Non-Votes
---------------------------------------------------------------------------------------------------------------------------------
Janus Investment Fund                      51.80%      3.74%      1.02%      1.90%     88.60%        6.40%      1.75%      3.25%
---------------------------------------------------------------------------------------------------------------------------------

PROPOSAL 4A
To approve rescission of the fundamental restriction concerning the diversification of the Fund's investments.

                                                                                 Number of Shares
                                         Record                                                                Broker
Fund                                  Total Shares      Affirmative          Against          Abstain         Non-Votes
-----------------------------------------------------------------------------------------------------------------------
Janus Mercury Fund                    415,555,951       150,420,524         8,563,611        7,404,090       49,694,936
-----------------------------------------------------------------------------------------------------------------------

                                             Percentage of Outstanding Shares                 Percentage of Shares Voted
                                                                            Broker                                       Broker
Fund                                    Affirmative   Against    Abstain   Non-Vote  Affirmative    Against    Abstain  Non-Votes
---------------------------------------------------------------------------------------------------------------------------------
Janus Mercury Fund                         36.20%      2.06%      1.78%     11.96%       69.61%       3.96%      3.43%     23.00%
---------------------------------------------------------------------------------------------------------------------------------

16 and 17  Janus Mercury Fund  April 30, 2002

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SHAREHOLDER MEETING (continued)

PROPOSAL 4B
To approve revisions to the fundamental restriction concerning the Fund's investments in commodities.

                                                                                 Number of Shares
                                         Record                                                                Broker
Fund                                  Total Shares      Affirmative          Against          Abstain         Non-Votes
-----------------------------------------------------------------------------------------------------------------------
Janus Mercury Fund                     415,555,951       147,525,117        11,078,323       7,784,785       49,694,936
-----------------------------------------------------------------------------------------------------------------------

                                             Percentage of Outstanding Shares                 Percentage of Shares Voted
                                                                            Broker                                       Broker
Fund                                    Affirmative   Against    Abstain   Non-Vote  Affirmative    Against    Abstain  Non-Votes
---------------------------------------------------------------------------------------------------------------------------------
Janus Mercury Fund                         35.50%      2.67%      1.87%     11.96%      68.27%       5.13%      3.60%     23.00%
---------------------------------------------------------------------------------------------------------------------------------

PROPOSAL 4C
To approve revisions to the fundamental restriction concerning the lending of the Fund's portfolio securities.

                                                                                 Number of Shares
                                         Record                                                                Broker
Fund                                  Total Shares      Affirmative          Against          Abstain         Non-Votes
-----------------------------------------------------------------------------------------------------------------------
Janus Mercury Fund                     415,555,951       147,236,977        11,303,333       7,847,915       49,694,936
-----------------------------------------------------------------------------------------------------------------------

                                             Percentage of Outstanding Shares                 Percentage of Shares Voted
                                                                            Broker                                       Broker
Fund                                    Affirmative   Against    Abstain   Non-Vote  Affirmative    Against    Abstain  Non-Votes
---------------------------------------------------------------------------------------------------------------------------------
Janus Mercury Fund                         35.43%      2.72%      1.89%     11.96%      68.14%       5.23%      3.63%     23.00%
---------------------------------------------------------------------------------------------------------------------------------

PROPOSAL 4D
To approve revisions to the fundamental restriction concerning borrowing money and issuing senior securities.

                                                                                 Number of Shares
                                         Record                                                                Broker
Fund                                  Total Shares      Affirmative          Against          Abstain         Non-Votes
-----------------------------------------------------------------------------------------------------------------------
Janus Mercury Fund                     415,555,951       147,469,186        10,977,341       7,941,698       49,694,936
-----------------------------------------------------------------------------------------------------------------------

                                             Percentage of Outstanding Shares                 Percentage of Shares Voted
                                                                            Broker                                       Broker
Fund                                    Affirmative   Against    Abstain   Non-Vote  Affirmative    Against    Abstain  Non-Votes
---------------------------------------------------------------------------------------------------------------------------------
Janus Mercury Fund                         35.49%      2.64%      1.91%     11.96%      68.25%       5.08%      3.67%     23.00%
---------------------------------------------------------------------------------------------------------------------------------

18 and 19  Janus Mercury Fund  April 30, 2002

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--------------------------------------------------------------------------------

NOTES

20  Janus Mercury Fund  April 30, 2002

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NOTES

                                          Janus Mercury Fund  April 30, 2002  21

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                       [LOGO] JANUS

                              www.janus.com

                              100 Fillmore Street
                              Denver, CO 80206
                              1-800-525-3713

Funds distributed by Janus Distributors LLC. This material must be preceded or accompanied by a prospectus. (5/02)

                                                                     MER48-06/02

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